SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	3.85%	3.57%	1.41%
Volatility	47.75%	52.77%	51.45%
Expected term (in years)	3 years 9 months 25 days	3 years 10 months 6 days	3 years 11 months 1 day
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	4.56%	4.58%	4.15%
Volatility	49.00%	53.87%	52.95%
Expected term (in years)	3 years 9 months 29 days	3 years 11 months 1 day	4 years